                         Supplement Dated July 15, 1997
    to Prospectus and Statement of Additional Information Dated May 1, 1997
           for Pinnacle(version II) Flexible Payment Variable Annuity issued by Integrity Life Insurance Company

                  This Supplement modifies the Prospectus and
               Statement of Additional Information and should be read and retained with the Prospectus and Statement of Additional Information.


The Administrative Office address of Integrity Life Insurance Company, P.O. Box 182080, Columbus, Ohio 43218, will change effective July 28, 1997. Beginning July 28, 1997, the following addresses should be used:

     Payments should be sent to:  Integrity Life Insurance Company
                                  Department 97072
                                  Louisville, Kentucky  40297-7072

     All other correspondence:    Integrity Life Insurance Company
                                  P.O. Box 740074
                                  Louisville, Kentucky  40201-0074


The express mail address will be Integrity Life Insurance Company, 515 W. Market Street, Louisville, Kentucky 40202-3319.

                        Supplement Dated July 15, 1997
    to Prospectus and Statement of Additional Information Dated May 1, 1997
          for Pinnacle(version III) Flexible Payment Variable Annuity issued by Integrity Life Insurance Company

                  This Supplement modifies the Prospectus and
               Statement of Additional Information and should be read and retained with the Prospectus and Statement of Additional Information.


The Administrative Office address of Integrity Life Insurance Company, P.O. Box 182080, Columbus, Ohio 43218, will change effective July 28, 1997. Beginning July 28, 1997, the following addresses should be used:

     Payments should be sent to:  Integrity Life Insurance Company
                                  Department 97072
                                  Louisville, Kentucky  40297-7072

     All other correspondence:    Integrity Life Insurance Company
                                  P.O. Box 740074
                                  Louisville, Kentucky  40201-0074


The express mail address will be Integrity Life Insurance Company, 515 W. Market Street, Louisville, Kentucky 40202-3319.